Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

	2014		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	202,107	202,107	162,237	162,237
Restricted cash	12,334	12,334	9,527	9,527
Investments	1,000	1,000	1,000	1,000
Debt	(1,418,336)	(1,417,430)	(1,380,298)	(1,378,753)

Schedule of Derivative Instruments - Statements of Financial Position Location

		Asset Derivatives		Liability Derivatives
		December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	3,547	2,365

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	1,401	3,499	2,445

	Subtotal	—	1,401	7,046	4,810

		Asset Derivatives		Liability Derivatives
		December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	2,659	3,597

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	560	1,582

Bunker swaps	Current portion of financial instruments—Fair value	—	140	9,228	—

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	37	—	—
Bunker put options	Current portion of financial instruments—Fair value	2,443	—	—	—

	Subtotal	2,443	177	12,447	5,179

	Total derivatives	2,443	1,578	19,493	9,989

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Derivative		Amount
		2014	2013	2012
Interest rate swaps		(7,042)	(3,338)	(2,964)

Total		(7,042)	(3,338)	(2,964)

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)

	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2014	2013	2012
Interest rate swaps	Depreciation expense	(154)	(144)	(122)
Interest rate swaps	Interest and finance costs, net	(3,388)	(11,301)	(23,010)

Total		(3,542)	(11,445)	(23,132)

Schedule of Derivatives Not Designated As Hedging Instruments - Net Realized and Unrealized Gain (Loss) Recognized on Statement Of Operations

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Operations Location
Derivative		Amount
		2014	2013	2012
Interest rate swaps	Interest and finance costs, net	(1,272)	1,012	(1,054)
Bunker swaps	Interest and finance costs, net	(10,402)	223	783
Bunker put options	Interest and finance costs, net	1,244	-	-

Total		(10,430)	1,235	(271)

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Recurring measurements:	December 31, 2014	December 31, 2013
Interest rate swaps	(10,265)	(8,588)
Bunker swaps	(9,228)	177
Bunker put options	2,443	—

	(17,050)	(8,411)

Schedule of Fair Value Items Measured on Nonrecurring Basis

Nonrecurring basis	December 31, 2013 Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)
Vessels	$ 95,250

$ 95,250